Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of Transferred Assets and Liabilities

	2024		2023
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	2,340	1,089	2,716	1,990
Debt securities held at amortised cost	1,210	–	1,189	–
Financial assets at fair value through other comprehensive income	12,483	4,465	10,928	5,526
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	27,657	5,207	30,716	4,234
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £17,079 million (31 December 2023: £20,150 million).